14. Deferred Compensation and Supplemental Employee Retirement Plans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Directors Deferred Compensation Plan
Benefits accrued with the plan	$ 96,572	$ 114,014
Expenses associated with the plan	558	723
Supplemental Employee Retirement Plan
Benefits accrued with the plan		774,713
Expenses associated with the plan	$ 0	$ 199,004